Earnings (Loss) Per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted-average number of shares outstanding – basic		43,540,866	43,405,354	43,510,758
Effect of dilutive instruments – share-based compensation (note 22)	[1]	541,395	660,298	599,229
Weighted-average number of shares – diluted		44,082,261	44,065,652	44,109,987
Numerator
Net income from continuing operations		$ 404	$ 924	$ 121
Less: non-controlling interest net income		10	21	17
Controlling interest net income from continuing operations		394	903	104
Net income from discontinued operations		$ 566	$ 36	$ 78
Basic earnings (loss) per share
Controlling interest basic earnings per share		$ 0.0221	$ 0.0217	$ 0.0042
Controlling interest basic earnings per share from continuing operations		0.0091	0.0209	0.0024
Controlling interest basic earnings per share from discontinued operations		0.013	0.0008	0.0018
Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings per share		0.0218	0.0213	0.0041
Controlling interest diluted earnings per share from continuing operations		0.009	0.0205	0.0023
Controlling interest diluted earnings per share from discontinued operations		$ 0.0128	$ 0.0008	$ 0.0018

[1]	Number of the Parent Company’s shares to be potentially issued under the Share-Based Compensation Programs, equivalent to 220.1 million CPOs or 22.01 million ADSs.